Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 1999
Stockholders Equity Note [Line Items]
Preferred stock outstanding	0	0
Number of shares authorized to be repurchased				7,500,000
Treasury stock, shares repurchased	0	0	0
Cost of repurchased shares	$ 114,425	$ 114,425
Remaining number of shares authorized to be repurchased	1,129,087
Common Stock
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled	One
Percentage of Board entitled to elect	25.00%
Treasury stock, shares	6,322,650	6,322,650
Class B Common Stock
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled	Ten
Treasury stock, shares	48,263	48,263